EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments

A reconciliation of our 40% ownership interest in Ohio Gathering to our investment per Ohio Gathering's books and records follows.

	2016	2015
	(In thousands)
Investment in equity method investees, December 31	$707,415	$751,168
December cash distributions	3,172	3,472
December cash contributions	(5,318)	—
Basis difference	(143,536)	(156,888)
Investment in equity method investees, net of basis difference, November 30	$561,733	$597,752

Summarized balance sheet information for OGC and OCC follows (amounts represent 100% of investee financial information).

	November 30, 2016		November 30, 2015
	OGC	OCC	OGC	OCC
	(In thousands)
Current assets	$43,797	$2,546	$42,053	$6,633
Noncurrent assets	1,330,199	31,195	1,333,726	127,663
Total assets	$1,373,996	$33,741	$1,375,779	$134,296

Current liabilities	$22,067	$3,448	$34,996	$6,234
Noncurrent liabilities	8,396	13,111	5,538	12,545
Total liabilities	$30,463	$16,559	$40,534	$18,779

Summarized statements of operations information for OGC and OCC follows (amounts represent 100% of investee financial information).

	Twelve months ended November 30, 2016		Twelve months ended November 30, 2015		Ten months ended November 30, 2014
	OGC	OCC	OGC	OCC	OGC	OCC
	(In thousands)
Total revenues	$148,662	$15,791	$120,623	$9,467	$45,313	$—
Total operating expenses	96,647	111,528	96,948	15,633	64,166	2,208
Net income (loss)	52,009	(94,230)	23,655	(6,852)	(18,853)	(2,208)